Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Change in fair value of derivatives, net	€ 0	€ 841	€ 0
Consumer price index in Israel for loan	909	0	0
Debentures interest and related expenses	2,130	3,220	2,155
Interest and commissions related to projects finance	6,952	5,589	1,775
Amortization of capitalized expenses related to projects finance	275	12,211	48
Interest on minority shareholder loan	1,529	2,055	41
Bank charges and other commissions	471	137	230
Interest on lease liability	370	367	494
Loss from exchange rate differences, net	0	5,395	2,119
Total financing expenses	€ 12,636	€ 29,815	€ 6,862